STATEMENTS OF SHAREHOLDER'S EQUITY - USD ($)	Total	Member's Equity	Common Stock	Additional Paid-In Capital	Accumulated Earnings (Deficit)
Beginning balance at Aug. 27, 2023	$ 0	$ 0	$ 0	$ 0	$ 0
Beginning balance (in shares) at Aug. 27, 2023			0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net transfers and distributions from (to) Former Parent	21,000,000	21,000,000
Net income	7,767	7,767
Ending balance at Sep. 30, 2023	21,007,767	21,007,767	$ 0	0	0
Ending balance (in shares) at Sep. 30, 2023			0
Beginning balance at Aug. 27, 2023	0	0	$ 0	0	0
Beginning balance (in shares) at Aug. 27, 2023			0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net transfers and distributions from (to) Former Parent		31,000,000
Net income	234,622	234,622
Ending balance at Dec. 31, 2023	$ 31,234,622	31,234,622	$ 0	0	0
Ending balance (in shares) at Dec. 31, 2023	0		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net transfers and distributions from (to) Former Parent	$ 10,738,920			14,400,000	(3,661,080)
Effect of corporate conversion on member's equity	0	(31,234,622)	$ 1	30,999,999	234,622
Effect of corporate conversion on member's equity (in shares)			100
Stock-based compensation (in shares)			36,363
Stock-based compensation	148,639		$ 364	148,275
Dividends declared on common shares ($0.63 per share)	(4,362,999)				(4,362,999)
Issuance of common stock in connection with the Spin-Off (in shares)			6,888,932
Issuance of common stock in connection with the Spin-Off	69,365,177		$ 68,889	69,296,288
Net income	5,014,451				5,014,451
Ending balance at Sep. 30, 2024	$ 112,138,810	0	$ 69,254	114,844,562	(2,775,006)
Ending balance (in shares) at Sep. 30, 2024	6,925,395		6,925,395
Beginning balance at Jun. 30, 2024	$ 48,910,710	0	$ 1	45,399,999	3,510,710
Beginning balance (in shares) at Jun. 30, 2024			100
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net transfers and distributions from (to) Former Parent	(3,661,080)				(3,661,080)
Stock-based compensation (in shares)			36,363
Stock-based compensation	148,639		$ 364	148,275
Dividends declared on common shares ($0.63 per share)	(4,362,999)				(4,362,999)
Issuance of common stock in connection with the Spin-Off (in shares)			6,888,932
Issuance of common stock in connection with the Spin-Off	69,365,177		$ 68,889	69,296,288
Net income	1,738,363				1,738,363
Ending balance at Sep. 30, 2024	$ 112,138,810	$ 0	$ 69,254	$ 114,844,562	$ (2,775,006)
Ending balance (in shares) at Sep. 30, 2024	6,925,395		6,925,395